Leases - Summary of additional lease expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee Lease Description [Line Items]
Cash paid under operating cash flows	$ 293	$ 266	$ 291
Right-of-use assets obtained in exchange for new liabilities	290	335	353
Land And Building [Member]
Lessee Lease Description [Line Items]
Cash paid under operating cash flows	220	200	223
Right-of-use assets obtained in exchange for new liabilities	198	285	267
Machinery And Equipment [Member]
Lessee Lease Description [Line Items]
Cash paid under operating cash flows	73	66	68
Right-of-use assets obtained in exchange for new liabilities	$ 92	$ 50	$ 86